DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 447	$ 434
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	275	267
Effective Portion	5	5
Ineffective Portion	$ 0	$ 0